Convertible note (Details)	Dec. 07, 2015 USD ($) shares	Sep. 02, 2015 USD ($)	Dec. 31, 2015 USD ($)
Convertible Note (Textual)
Unamortized debt discount			$ 961,237
Debt Offering (A) [Member]
Convertible Note (Textual)
Issuance of a convertible note		$ 120,000
Interest rate per annum		12.00%
Convertible debt maturity date		Jul. 02, 2016
Debt instrument description		The notes are convertible into shares of common stock at a conversion price equal to approximately 58% of the average of the lowest 3 trading prices for the common stock during the 20 day trading period ending on the latest and complete trading day prior to the conversion.
Debt Offering (B) [Member]
Convertible Note (Textual)
Interest rate per annum	18.00%
Convertible debt maturity date	Jun. 07, 2017
Debt instrument description	TCA not being able to beneficially own more than 4.99% of the Company's outstanding common stock upon any conversion.
Unamortized debt discount	$ 325,000
Loan maximum amount	3,000,000
Initial amount of debt	950,000
Revolving note original principal amount	950,000
Advisory fee reduced	292,500
Advisory fee under credit agreement	$ 325,000
Common stock to creditor | shares	2,167,933
Financing costs of common stock	Advisory Fee Shares in excess of 25% of the average weekly volume of the common stock of the Company on the Principal Trading Market over the immediately preceding calendar week.
Payments under revolving note amortized period	18 months
Common stock conversion price	85